Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Decrease in unrecognized tax benefits	$ 800,000
Operating loss carryforwards expiration year	2042
Uncertain tax position	$ 845,000	$ 518,000	$ 0
Valuation allowance	5,169,000	225,000
Change in valuation allowance	5,200,000
Deferred tax assets	7,553,000	$ 404,000
Maximum [Member]
Unrecognized tax benefits penalties and interets	100,000
BT Hold Co LLC [Member]
Valuation allowance	5,200,000
Deferred tax assets	2,400,000
Canada Revenue Agency [Member]
Net operating loss carryforwards	$ 700,000
Tax Receivable Agreement [Member]
Tax savings percentage distributable	85.00%
Payable as per tax receivable agreement	$ 900,000
Tax receivable agreement liability	900,000
Capital Loss Carryforward [Member]
Tax credit carryforward	100,000
Domestic Tax Authority [Member]
Provision for cumulative unremitted earnings of foreign subsidiaries	$ 0